Financial Instruments - Summary of Interest Rate Risk Management (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Financial assets, class [member]
Disclosure of interest rate risk [line items]
Held to maturity investments	$ 1,256,394,950	$ 27,718,228
Fair value through profit or loss	1,734,518,063	541,722,654
Loans	1,305,227,521	926,540,358
Financial liabilities, class [member]
Disclosure of interest rate risk [line items]
Amortized cost	7,959,722,044	7,310,962,385
Interest rate risk [member] | Financial assets, class [member]
Disclosure of interest rate risk [line items]
Held to maturity investments	1,256,394,950	27,718,228
Fair value through profit or loss	1,734,518,063	541,722,654
Loans		124,767,892
Interest rate risk [member] | Financial liabilities, class [member]
Disclosure of interest rate risk [line items]
Amortized cost	$ 4,363,879,243	$ 4,339,028,360